AQR FUNDS

Supplement dated August 17, 2016 (“Supplement”)

to the Class R6 Shares Summary Prospectuses dated March 16, 2016 (“Summary Prospectuses”) of the AQR Global Equity Fund and AQR International Equity Fund

(the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective October 1, 2016, the sub-section entitled “Purchase and Sale of Fund Shares,” in the section entitled “Important Additional Information,” is hereby deleted in its entirety from the Summary Prospectuses and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Class R6 Shares and Class Y Shares of the Fund, as applicable, each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (866) 290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at https://funds.aqr.com. The Fund’s initial and subsequent investment minimums for Class R6 Shares and Class Y Shares, as applicable, generally are as follows:

	Class R6 Shares	Class Y Shares[1]
Minimum Initial Investment	$100,000[2]	$10,000,000 for eligible institutional investors.
Minimum Subsequent Investment	None	None

[1]

As of the close of business on September 30, 2015, Class Y Shares of the AQR Global Equity Fund and AQR International Equity Fund are no longer available for purchase or exchange by certain new investors. See “Closed Fund Policy” in the Funds’ prospectus for further information on the investors that are eligible to purchase or exchange Class Y Shares of these Funds.

[2]	Reductions apply to certain eligibility groups. See “Investing with the AQR Funds” in the Funds’ prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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